Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 04, 2025	Oct. 02, 2024	Feb. 15, 2024	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock per share			$ 0.001	$ 0.00225	$ 0.00225
Common stock shares authorized			500,000,000	222,222,222.22	222,222,222.22
Common stock shares, issued				37,777.78	37,777.78
Common stock shares, outstanding				37,777.78	37,777.78
Shares issued	2,000,000		1
Stockholders' equity note, stock split		1:200
Share surrender		5,000,000